Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets

As of March 31, 2026 and December 31, 2025, intangible assets consisted of the following:

Cost	Tradenames	Licenses	Crypto Currency	Total
Balance as of January 1, 2025	$693,000	$1,850,000	$367,153	$2,910,153
Additions	-	300,000	616,481	916,481
Change in value	-	-	(99,061)	(99,061)
Impairment	-	(1,850,000)	-	(1,850,000)
Disposal	-	-	(403,622)	(403,622)
Balance as of December 31, 2025	$693,000	$300,000	$480,951	$1,473,951
Change in value	-	-	(25,309)	(25,309)
Balance as of March 31, 2026	$693,000	$300,000	$455,642	$1,448,642

Accumulated Depreciation
Balance as of January 1, 2025	$(308,000)	$(370,000)	$-	$(678,000)
Amortization	(43,752)	(188,219)	-	(231,971)
Impairment	-	558,219		558,219
Balance as of December 31, 2025	$(351,752)	$-	$-	$(351,752)
Amortization	(12,031)	-		(12,031)
Balance as of March 31, 2026	$(363,783)	$-	$-	$(363,783)

Net Book Value
March 31, 2026	$329,217	$300,000	$455,642	$1,084,859

December 31, 2025	$341,248	$300,000	$480,951	$1,122,199

As of December 31, 2025 and 2024, intangible assets consisted of the following:

Cost	Tradenames	Licenses	Crypto Currency	Total
Balance as of January 1, 2024	$1,540,000	$1,850,000	$-	$3,390,000
Additions	-	-	346,777	346,777
Change in value	-	-	20,376	20,376
Impairment	(847,000)	-	-	(847,000)
Balance as of December 31, 2024	$693,000	$1,850,000	$367,153	$2,910,153
Additions	-	300,000	616,481	916,481
Change in value	-	-	(99,061)	(99,061)
Impairment	-	(1,850,000)	-	(1,850,000)
Disposal	-	-	(403,622)	(403,622)
Balance as of December 31, 2025	$693,000	$300,000	$480,951	$1,473,951

Accumulated Depreciation
Balance as of January 1, 2024	$(154,000)	$(185,000)	$-	$(339,000)
Amortization	(154,000)	(185,000)	-	(339,000)
Balance as of December 31, 2024	$(308,000)	$(370,000)	$-	$(678,000)
Amortization	(43,752)	(188,219)	-	(231,971)
Impairment	-	558,219		558,219
Balance as of December 31, 2025	$(351,752)	$-	$-	$(351,752)

Net Book Value
December 31, 2025	$341,248	$300,000	$480,951	$1,122,199

December 31, 2024	$385,000	$1,480,000	$367,153	$2,232,153

Schedule of Future Amortization of Intangible Assets	Future amortization of intangible assets are as follows:
Year Ending December 31,
2026	$66,094
2027	78,125
2028	78,125
2029	78,125
2030	78,125
Thereafter	250,623

Total Future Amortization	$629,217
Future amortization of intangible assets are as follows:
Year Ending December 31,
2026	$78,125
2027	78,125
2028	78,125
2029	78,125
2030	78,125
Thereafter	250,623

Total Future Amortization	$641,248